Other items from operating activities - Loans and advances, valuation allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in the valuation allowance on loans and advances
Financial assets at beginning of period	$ 83,240	$ 84,725
Financial assets at end of period	77,261	83,240	$ 84,725
Loans and advances | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on loans and advances
Financial assets at beginning of period	(258)	(294)	(255)
Increases	(274)	(72)	(11)
Decreases	22	19	2
Currency translation adjustments and other variations	(43)	89	(30)
Financial assets at end of period	$ (553)	$ (258)	$ (294)